Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
19.	NET LOSS PER SHARE
Basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	For the years ended December 31,
	2019	2020	2021
	Ordinary shares	Ordinary shares	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(in thousands, except for number of shares)
Numerator:
Net loss	(1,873,383)	(3,176,914)	(4,628,133)	(726,255)	(1,800,926)	(282,605)
Accretion of redeemable convertible preferred shares	(74,558)	(320,301)	(207,598)	(32,577)	(80,782)	(12,676)
Deemed dividend	(46,168)	—	—	—	—	—

Numerator for computing basic and diluted net loss per share	(1,994,109)	(3,497,215)	(4,835,731)	(758,832)	(1,881,708)	(295,281)

Denominator:
Weighted average number of ordinary shares outstanding	61,446,250	63,690,000	140,170,091	140,170,091	54,543,800	54,543,800

Loss p er s hare (RMB):
Basic and diluted net loss per share:	(32.45)	(54.91)	(34.50)	(5.41)	(34.50)	(5.41)

29,633,200
ordinary shares held by EatBetter Holding Limited as of December 31, 2021 are considered issued but not outstanding (Note 14) and therefore, not included in the calculation of basic and diluted loss per share
.

Following the Share Subdivision as detailed in Note 13, each issued and outstanding ordinary share and redeemable convertible preferred share was subdivided into fifty ordinary shares. The weighted average number of ordinary shares used for the calculation of basic and diluted earnings loss share for the years ended December 31, 2019 and 2020 have been retrospectively adjusted.